Basis of preparation and presentation (Details 2)			12 Months Ended
		Dec. 16, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Jaborandi Agricola Ltda [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries		1.00%	99.99%	99.99%	99.99%
Imobiliaria Jaborandi [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Cremaq [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Engenho de Maracaju [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Araucaria [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Mogno [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Cajueiro [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Ceibo [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Flamboyant [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Palmeiras [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%	99.99%	99.99%
Moroti [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	[1]		99.99%	99.99%	99.99%
Agrifirma [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries			99.99%
Agrifirma Bahia [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	[2]		99.99%
I.A. Agro [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	[2]		99.99%
GL [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	[2]		99.99%
Delaware [Member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	[2]		100.00%

[1]	Subsidiary incorporated during the re-distribution of the assets and liabilities of the Cresca on February 9, 2018.
[2]	Subsidiaries of Agrifirma - indirect control.